MONARCH AMBASSADOR INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	COMMODITY - 12.1%
77,389	Invesco DB Gold Fund(a),(b)	$ 4,030,984

	FIXED INCOME - 87.7%
234,897	Invesco Fundamental High Yield Corporate Bond ETF	4,214,052
19,938	iShares 1-3 Year Treasury Bond ETF	1,661,832
24,383	iShares 7-10 Year Treasury Bond ETF	2,519,252
40,507	iShares Core U.S. Aggregate Bond ETF	4,191,259
29,575	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,384,563
42,507	iShares MBS ETF	4,215,419
93,692	SPDR Blackstone Senior Loan ETF	4,030,630
58,950	SPDR Bloomberg Convertible Securities ETF	4,051,634
27,664	SPDR Portfolio Short Term Corporate Bond ETF	831,303
		29,099,944

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,986,304)	33,130,928

	TOTAL INVESTMENTS - 99.8% (Cost $34,986,304)	$ 33,130,928
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	60,267
	NET ASSETS - 100.0%	$ 33,191,195

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated Company – Monarch Ambassador Income ETF holds in excess of 5% of outstanding voting securities of this security.